Common shares	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
7. Common shares

The Company is authorized to issue an unlimited number of common shares, of which the following are issued and outstanding:

	# of shares	$ value
As at December 31, 2011	34,757,396	$53,756,687
Transactions during the year ended December 31, 2012:
Issued through private placement
financing, net of issue costs (iii)	4,258,005	2,886,024
Value attributed to US$ Warrants issued in the
private placement financing (iii)	-	(409,143)
Issued on exercise of stock options	75,000	47,250
Issued on exercise of warrants (ii)	464,558	278,760
Transfer from contributed capital upon exercise of:
Stock options	-	18,375
Warrants	-	45,733
As at December 31, 2012	39,554,959	56,623,686
Transactions during the year ended December 31, 2013:
Conversion of Preferred Shares (i)	2,000,000	3,256,400
Issued on exercise of stock options	16,667	13,234
Issued on exercise of US$ Warrants (note 11)	846,700	1,064,222
Transfer from contributed capital upon exercise of stock options	-	8,279
Transfer from fair value of US$ Warrants upon exercise (note 12)	-	374,500
As at December 31, 2013	42,418,326	61,340,321
Transactions during the year ended December 31, 2014:
Issued on exercise of stock options	482,665	288,066
Issued on exercise of US$ Warrants (note 11)	2,057,852	2,735,995
Transfer from contributed capital upon exercise of stock options	-	147,125
Transfer from fair value of US$ Warrants upon exercise (note 12)	-	1,280,800
As at December 31, 2014	44,958,843	65,792,307

(i)	NXT also has outstanding a total of 8,000,000 Preferred Shares (see note 8) which are convertible on a 1 for 1 basis into an additional maximum of 8,000,000 common shares by December 31, 2015. An initial total of 2,000,000 of these Preferred Shares were converted into 2,000,000 common shares of the Company effective May 22, 2013.

(ii)	In February, 2011 NXT closed a non-brokered private placement (the "2011 Placement") for aggregate proceeds of $1,600,300 ($1,487,827 net of finder’s fee and other costs incurred totalling $112,473). NXT issued a total of 3,200,600 units at a price of $0.50 per unit, each unit consisted of one NXT common share and one warrant, and each warrant entitled the holder to acquire an additional common share at a price of $0.60 per share until expiry on February 16, 2012.

Finder's fees incurred included $72,600 cash and 145,320 warrants issued. A continuity of the total warrants issued is as follows:

		exercise
	# of	proceeds
	warrants	received

Issued in the 2011 Placement	3,345,920	$-
Exercised in 2011	(700,000)	420,000
Outstanding as at December 31, 2011	2,645,920	420,000
Exercised in 2012	(464,558)	278,760
Expired on February 16, 2012	(2,181,362)	-
	-	698,760

In March and May 2012, NXT conducted private placement financings (the "2012 Financings") which consisted of units issued at a price of US $0.75 (the "Units"). Each Unit consisted of one NXT common share and one warrant (the "US$ Warrants") to purchase an additional NXT common share at a price of US $1.20 for a term of two years from the date of issue.

In connection with the 2012 Financings, NXT paid finder's fees totalling US $183,612 and issued a total of 244,816 finder's warrants (with the same terms as the US$ Warrants noted above). The 2012 Financings had three separate closings in March, 2012 and one on May 4, 2012, which are summarized as follows:

	March, 2012	May 4, 2012	2012 total

Proceeds (in US dollars)	2,216,005	977,500	3,193,505
Proceeds (in Cdn $)	2,210,690	972,442	3,183,132
Less share issue costs incurred	(187,844)	(109,264)	(297,108)
Proceeds, net of issue costs	2,022,846	863,178	2,886,024

Number of common shares issued	2,954,672	1,303,333	4,258,005

Number of US$ Warrants issued	2,954,672	1,303,333	4,258,005
Number of finder’s warrants issued	162,416	82,400	244,816
	3,117,088	1,385,733	4,502,821

Fair value attributed to US$ Warrants	249,143	160,000	409,143

Two Officers of the Company subscribed for a total of US $40,000 of the 2012 Financings.

The common shares issued under the 2012 Financings were recorded at a value equal to the net proceeds received of $2,886,024, and reduced by $409,143 (see note 12) which was the estimated fair value attributed to the 4,502,821 US$ Warrants (see also note 11) issued.